Other Assets - Narrative (Details) CAD in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2015 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Jun. 30, 2011
Schedule of Investments [Line Items]
Loss on settlement of expropriation matters		CAD 0	CAD 9
Settlement on expropriation
Schedule of Investments [Line Items]
Loss on settlement of expropriation matters			9
Belize Electricity
Schedule of Investments [Line Items]
Equity investment ownership (percent)	33.00%			33.00%	33.00%
Loss on settlement of expropriation matters			9
Belize Electricity | Settlement on expropriation
Schedule of Investments [Line Items]
Controlling ownership interest (percent)						70.00%
Cash payment received for settlement of expropriation matter | $	$ 35
Supplemental Employee Retirement Plan
Schedule of Investments [Line Items]
Assets for Plan Benefits, Noncurrent			CAD 58		CAD 115
ITC | Supplemental Employee Retirement Plan | Available-for-sale securities
Schedule of Investments [Line Items]
Assets for Plan Benefits, Noncurrent | $				$ 42